Fair Value Measurements (Restated) (Details) - Schedule of fair value on a recurring basis - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Level 1 [Member]
Fair Value Measurements (Restated) (Details) - Schedule of fair value on a recurring basis [Line Items]
Cash and marketable securities held in Trust Account	$ 229,788,742	$ 229,884,479
Level 3 [Member]
Fair Value Measurements (Restated) (Details) - Schedule of fair value on a recurring basis [Line Items]
Warrant Liability – Private Placement Warrants	$ 6,605,462	$ 630,224